Stockholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity Controlling Interest
Stockholders’ Equity

Note 10. Stockholders’ Equity

Reverse Split

On August 9, 2023, the Company amended its Charter to implement, effective at 5:30 p.m., Eastern time, a 1-for-20 Reverse Stock Split. At the effective time of the Reverse Stock Split, every 20 shares of common stock either issued and outstanding or held as treasury stock were automatically combined into one issued and outstanding share of common stock, without any change in the par value per share. Stockholders who would have otherwise been entitled to fractional shares of common stock as a result of the Reverse Stock Split received a cash payment in lieu of receiving fractional shares. In addition, as a result of the Reverse Stock Split, proportionate adjustments will be made to the number of shares of common stock underlying the Company’s outstanding equity awards, the number of shares issuable upon the exercise of the Company’s outstanding warrants and the number of shares issuable under the Company’s equity incentive plans and certain existing agreements, as well as the exercise, grant and acquisition prices of such equity awards and warrants, as applicable. The Reverse Stock Split was approved by the Company’s stockholders at the Company’s 2023 Annual Meeting of Stockholders on August 7, 2023 and was subsequently approved by the Board of Directors on August 7, 2023.

The effects of the Reverse Stock Split have been reflected in this Amended Quarterly Report on Form 10-Q for all periods presented.

Preferred Stock

Pursuant to the Company’s charter, the Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.001 per share. Our board of directors has the authority without action by the stockholders, to designate and issue shares of preferred stock in one or more classes or series, and the number of shares constituting any such class or series, and to fix the voting powers, designations, preferences, limitations, restrictions and relative rights of each class or series of preferred stock, including, without limitation, dividend rights, conversion rights, redemption privileges and liquidation preferences, which rights may be greater than the rights of the holders of the common stock. As of June 30, 2024, there were no shares of preferred stock issued and outstanding.

Common Stock

Our Charter authorizes the issuance of an aggregate of 500,000,000 shares of Common Stock, par value $0.001 per share. The shares of Common Stock are duly authorized, validly issued, fully paid and non-assessable. Our purpose is to engage in any lawful act or activity for which corporations may now or hereafter be organized under the DGCL. Unless our Board determines otherwise, we will issue all shares of our common stock in an uncertificated form. Holders of our Common Stock are entitled to one vote for each share held of record on all matters submitted to a vote of stockholders. The holders of Common Stock do not have cumulative voting rights in the election of directors. Upon our liquidation, dissolution or winding up and after payment in full of all amounts required to be paid to creditors and to the holders of preferred stock having liquidation preferences, if any, the holders of our Common Stock will be entitled to receive pro rata our remaining assets available for distribution.

As of June 30, 2024 and December 31, 2023, 7,446,972 and 2,877,045 shares of Common Stock, post reverse stock split, respectively, were outstanding. During the three months ended June 30, 2024, the Company issued the following shares of common stock.

Schedule of Common Stock
Issuance of Common Stock Stock for compensation and as payment in lieu of cash payments for accrued liabilities	2,564,492
Exercise of options (Note 10)	48,718
Issuance of Common Stock converted for Convertible Note	105,440

Total	2,718,650

Public Warrants

The Public Warrants became exercisable 30 days after the Closing; the Company has an effective registration statement under the Securities Act covering the shares of common stock issuable upon exercise of the Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Public Warrants on a cashless basis and such cashless exercise is exempt from registration under the Securities Act). The S-1 registration became effective November 24, 2021. The Public Warrants will expire five years after October 29, 2021, which was the completion of the TDAC Combination or earlier upon redemption or liquidation.

The Company may redeem the Public Warrants:

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	upon a minimum of 30 days’ prior written notice of redemption;

●	if, and only if, the last sale price of the Company’s common stock equals or exceeds $320.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders; and

●	if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. These warrants cannot be net cash settled by the Company in any event.

After giving effect to the Business Combination, and as of June 30, 2024 there were Public Warrants outstanding for the issuance of 1,006,250 shares of common stock of the Company, which total includes previously issued warrants of AutoLotto, now warrants of Lottery.com Inc., which are exercisable for the purchase of an aggregate of 19,784 shares of common stock of the Company.

Private Warrants

Private warrants of TDAC issued before the business combination were forfeited and did not transfer to the surviving entity.

Unit Purchase Option

On June 1, 2018, the Company sold to the underwriter (and its designees), for $100, an option to purchase up to a total of 87,500 Units exercisable at $240.00 per Unit (or an aggregate exercise price of $21,000,000) commencing on the consummation of the Business Combination. The 87,500 Units represents the right to purchase 87,500 shares of common stock and 87,500 warrants to purchase 87,500 shares of common stock. The unit purchase option, which was exercisable for cash or on a cashless basis, at the holder’s option, expired on May 29, 2023. The Units issuable upon exercise of this option were identical to those offered by Lottery.com. The Company accounted for the unit purchase option, inclusive of the receipt of $100 cash payment, as an expense of the Business Combination resulting in a charge directly to stockholders’ equity. As of December 31, 2023 all of the 87,500 Units were forfeited.

Common Stock Warrants

The Company did not issue any warrants during the three months ended June 30, 2024. All 24,415 outstanding warrants are fully vested and have a weighted average remaining contractual life of 1.32 years. The Company did not incur any expense for the three months ended June 30, 2024.

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (years)	Value
Outstanding at December 31, 2023	24,415	0.11	1.82	1,200,387
Granted	-	-	-
Exercised	-	-	-
Forfeited/cancelled	-	-	-
Outstanding at June 30, 2024	24,415	$0.11	1.32	$1,200,387

Beneficial Conversion Feature - Convertible Debt

As detailed in Note 9 - Notes Payable and Convertible Debt, the Company has issued two series of convertible debt. Both issuances resulted in the recognition of the beneficial conversion features contained within both of the instruments. The Company recognized the proceeds allocable to the beneficial conversion feature of $8,480,697 as additional paid in capital and a corresponding debt discount of $2,795,000. This additional paid in capital is reflected in the accompanying consolidated Statements of Equity.

Earnout Shares

As detailed in Note 3 - as part of the TDAC Combination as of December 31, 2021 a total of 5,000,000 Earnout Shares were eligible for issuance until December 31, 2022. Conditions for the earnout were not met and the potential earnout shares were forfeited on December 31, 2022.

Note 11. Stockholders’ Equity

Reverse Split

On August 9, 2023, the Company amended its Charter to implement, effective at 5:30 p.m., Eastern time, a 1-for-20 Reverse Stock Split. At the effective time of the Reverse Stock Split, every 20 shares of common stock either issued and outstanding or held as treasury stock were automatically combined into one issued and outstanding share of common stock, without any change in the par value per share. Stockholders who would have otherwise been entitled to fractional shares of common stock as a result of the Reverse Stock Split received a cash payment in lieu of receiving fractional shares. In addition, as a result of the Reverse Stock Split, proportionate adjustments will be made to the number of shares of common stock underlying the Company’s outstanding equity awards, the number of shares issuable upon the exercise of the Company’s outstanding warrants and the number of shares issuable under the Company’s equity incentive plans and certain existing agreements, as well as the exercise, grant and acquisition prices of such equity awards and warrants, as applicable. The Reverse Stock Split was approved by the Company’s stockholders at the Company’s 2023 Annual Meeting of Stockholders on August 7, 2023 and was subsequently approved by the Board of Directors on August 7, 2023.

The effects of the Reverse Stock Split were reflected in the Quarterly Report on Form 10-Q for the period ended September 30, 2023 and in all subsequent reports for all periods presented.

Preferred Stock

Pursuant to the Company’s charter, the Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.001 per share. Our board of directors has the authority without action by the stockholders, to designate and issue shares of preferred stock in one or more classes or series, and the number of shares constituting any such class or series, and to fix the voting powers, designations, preferences, limitations, restrictions and relative rights of each class or series of preferred stock, including, without limitation, dividend rights, conversion rights, redemption privileges and liquidation preferences, which rights may be greater than the rights of the holders of the common stock. As of December 31, 2023, there were no shares of preferred stock issued and outstanding.

Common Stock

Our Charter authorizes the issuance of an aggregate of 500,000,000 shares of Common Stock, par value $0.001 per share. The shares of Common Stock are duly authorized, validly issued, fully paid and non-assessable. Our purpose is to engage in any lawful act or activity for which corporations may now or hereafter be organized under the DGCL. Unless our Board determines otherwise, we will issue all shares of our common stock in an uncertificated form. Holders of our Common Stock are entitled to one vote for each share held of record on all matters submitted to a vote of stockholders. The holders of Common Stock do not have cumulative voting rights in the election of directors. Upon our liquidation, dissolution or winding up and after payment in full of all amounts required to be paid to creditors and to the holders of preferred stock having liquidation preferences, if any, the holders of our Common Stock will be entitled to receive pro rata our remaining assets available for distribution.

As of December 31, 2023 and December 31, 2022, 2,877,045 and 2,527,045 shares of Common Stock, post reverse stock split, respectively, were outstanding. During the year ended December 31, 2022, the Company issued the following shares of common stock. No similar issuances occurred in 2023.

As of December 31, 2021	2,512,815
Issuance of Common Stock for legal settlement	3,000
Exercise of options (Note 11)	3,006
Restricted stock award	8,224
As of December 31, 2022	2,527,045
Issuance of common stock	350,000
As of December 31, 2023	2,877,045

Public Warrants

The Public Warrants became exercisable 30 days after the Closing; the Company has an effective registration statement under the Securities Act covering the shares of common stock issuable upon exercise of the Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Public Warrants on a cashless basis and such cashless exercise is exempt from registration under the Securities Act). The S-1 registration became effective November 24, 2021. The Public Warrants will expire five years after October 29, 2021, which was the completion of the TDAC Combination or earlier upon redemption or liquidation.

The Company may redeem the Public Warrants:

20.	in whole and not in part;

21.	at a price of $0.01 per warrant;

22.	upon a minimum of 30 days’ prior written notice of redemption;

23.	if, and only if, the last sale price of the Company’s common stock equals or exceeds $320.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders; and

24.	if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. These warrants cannot be net cash settled by the Company in any event.

After giving effect to the Business Combination, as of December 31, 2023 there were Public Warrants outstanding for the issuance of 1,006,250 shares of common stock of the Company, which total includes previously issued warrants of AutoLotto, now warrants of Lottery.com Inc., which are exercisable for the purchase of an aggregate of 19,784 shares of common stock of the Company.

Private Warrants

Private warrants of TDAC issued before the business combination were forfeited and did not transfer to the surviving entity.

Unit Purchase Option

On June 1, 2018, the Company sold to the underwriter (and its designees), for $100, an option to purchase up to a total of 87,500 Units exercisable at $240.00 per Unit (or an aggregate exercise price of $21,000,000) commencing on the consummation of the Business Combination. The 87,500 Units represents the right to purchase 87,500 shares of common stock and 87,500 warrants to purchase 87,500 shares of common stock. The unit purchase option, which was exercisable for cash or on a cashless basis, at the holder’s option, expired on May 29, 2023. The Units issuable upon exercise of this option were identical to those offered by Lottery.com. The Company accounted for the unit purchase option, inclusive of the receipt of $100 cash payment, as an expense of the Business Combination resulting in a charge directly to stockholders’ equity. As of December 31, 2023 all of the 87,500 Units have been forfeit.

Common Stock Warrants

The Company did not issue any warrants during the years ended December 31, 2023 and 2022. All 24,415 outstanding warrants are fully vested and have a weighted average remaining contractual life of 2.7 years. The Company did not incur any expense for the year ended December 31, 2023 and 2022.

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (years)	Value
Outstanding at December 31, 2021	19,784	$2.20	4.0	$272,638
Granted	4,631	151.20	3.8	0
Exercised	-	-	-
Forfeited/cancelled	-	-	-
Outstanding at December 31, 2022	24,415	0.11	2.8	1,200,387
Granted	-	-	-
Exercised	-	-	-
Forfeited/cancelled	-	-	-
Outstanding at December 31, 2023	24,415	$0.11	1.8	$1,200,387

Beneficial Conversion Feature - Convertible Debt

As detailed in Note 10 - Notes Payable and Convertible Debt, the Company has issued two series of convertible debt. Both issuances resulted in the recognition of the beneficial conversion features contained within both of the instruments. The Company recognized the proceeds allocable to the beneficial conversion feature of $8,480,697 as additional paid in capital and a corresponding debt discount of $2,795,000. This additional paid in capital is reflected in the accompanying consolidated Statements of Equity.

Earnout Shares

As detailed in Note 4 - as part of the TDAC Combination as of December 31, 2021 a total of 5,000,000 Earnout Shares were eligible for issuance until December 31, 2022. Conditions for the earnout were not met and the potential earnout shares were forfeited on December 31, 2022.